Income Taxes - Disclosure Details of Deferred Income Tax Assets And Deferred Income Tax Relate to the Company's Operations (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Deferred income tax assets and deferred income tax liabilities relate to the Companys operations in the following Geographical Areas [Line Items]
Deferred income tax assets	$ 35,903	$ 26,054
Deferred income tax liabilities	(4,564)	(3,775)
Deferred tax assets, net	31,339	22,279
Canada [member]
Disclosure of Deferred income tax assets and deferred income tax liabilities relate to the Companys operations in the following Geographical Areas [Line Items]
Deferred income tax assets	28,136	23,730
Deferred income tax liabilities	(3,273)	(3,023)
United States [member]
Disclosure of Deferred income tax assets and deferred income tax liabilities relate to the Companys operations in the following Geographical Areas [Line Items]
Deferred income tax assets	6,809	1,521
Deferred income tax liabilities	(1,291)	(752)
United Kingdom [member]
Disclosure of Deferred income tax assets and deferred income tax liabilities relate to the Companys operations in the following Geographical Areas [Line Items]
Deferred income tax assets	958	786
Vietnam [member]
Disclosure of Deferred income tax assets and deferred income tax liabilities relate to the Companys operations in the following Geographical Areas [Line Items]
Deferred income tax assets	$ 0	$ 17